Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 15,072	$ 12,824
Restricted cash (Note 8 and Note 19)	4,159	1,550
Trade accounts receivable, net (Note 17)	4,762	4,652
Inventories (Note 4)	3,867	1,094
Due from managers	70	75
Accrued income	0	397
Prepaid expenses and other receivables	3,467	3,326
Total Current Assets	31,397	23,918
FIXED ASSETS
Advances for vessels under construction (Note 5)	0	43,473
Vessels and other fixed assets, net (Note 6)	638,532	610,817
Total Fixed Assets	638,532	654,290
OTHER NON-CURRENT ASSETS
Deferred finance charges	1,776	1,022
Restricted cash (Note 8)	25,524	24,020
Fair value of above market acquired time charter (Note 7)	20,699	0
TOTAL ASSETS	717,928	703,250
Current Liabilities
Current portion of long term debt (Note 8)	34,674	33,785
Accounts payable	8,501	3,233
Due to related parties (Note 3)	436	603
Due to managers	48	55
Accrued liabilities (Note 14)	3,870	1,865
Derivative instruments(Note 19)	82	0
Deferred revenue	4,543	3,694
Total Current Liabilities	52,154	43,235
NON - CURRENT LIABILITIES
Long term debt (Note 8)	231,466	171,044
Fair value of below market acquired time charter (Note 7)	0	452
Deferred revenue	0	203
Other non-current liabilities	95	64
TOTAL LIABILITIES	283,715	214,998
Commitments & Contingencies (Note 16)	0	0
Stockholders' Equity
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2010 and 2011 (Note 9)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized at December 31, 2010 and 2011 respectively; 63,410,360 and 80,358,360 shares issued and outstanding at December 31, 2010 and 2011, respectively	804	634
Additional paid in capital (Note 9)	519,511	489,770
Accumulated deficit	(86,102)	(2,152)
Total Stockholders' Equity	434,213	488,252
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 717,928	$ 703,250